Note 12 - Income Taxes	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a normal statutory rate of approximately
33.5%
for the year ended
March 31, 2016
and
31.7%
for the years ended
March 31, 2017
and
2018.

Income from operations before income tax expense and equity in net income of equity method investees and income tax expense for the years ended
March 31, 2016,
2017
and
2018
consist of the following components:

	Thousands of Yen
	2016	2017	2018
Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥6,460,898	¥5,503,750	¥7,732,535
Foreign	(267,564)	(76,590)	107,588
Total	¥6,193,334	¥5,427,160	¥7,840,123
Income taxes ― current:
Domestic	¥1,929,139	¥2,307,523	¥2,986,077
Foreign	5,277	11,700	22,695
Total	¥1,934,416	¥2,319,223	¥3,008,772
Income taxes ― deferred:
Domestic	¥255,992	¥(95,638)	¥(301,900)
Foreign	(6,877)	1,295	(11,033)
Total	¥249,115	¥(94,343)	¥(312,933)

IIJ and domestic subsidiaries adopted the consolidated tax declaration since the fiscal year ended
March 31, 2009.

On
March 31, 2016,
new amendments to Japanese tax regulations were enacted into law. As a result, the normal Japanese statutory rate was reduced to
31.7%
from the fiscal year beginning
April 1, 2016,
31.1%
from the fiscal year beginning
April 1, 2017
and
30.9%
from the fiscal year beginning
April 1, 2018.
On
June 15, 2016,
amendments to Japanese local tax regulations were enacted into law. As a result, the normal Japanese statutory rate was increased to
31.7%
from the fiscal year beginning
April 1, 2017
and reduced to
31.5%
from the fiscal year beginning
April 1, 2018.
The effect of the changes in the tax rates on the balance of deferred tax assets and liabilities was an increase in income tax expense of
¥23,183
thousand and
¥7,954
thousand for the years ended
March 31, 2016
and
2017,
respectively.

On
December 22, 2017,
the Tax Cuts and Jobs Act of
2017
was enacted in the
United States of America. As a result,
the federal corporate income tax rate
was reduced from
35%
to
21%
from the fiscal year beginning
January 1, 2018.
The effect of the change in the tax rate on the balance of deferred tax assets and liabilities was a decrease in income tax expense of
¥26,485
thousand for the years ended
March 31, 2018.

The approximate effect of temporary differences and carryforwards giving rise to deferred tax balances at
March 31, 2017
and
2018
was as follows:

	Thousands of Yen
	2017		2018
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	-	¥1,222,283	-	¥2,370,327
Capital leases	¥158,928	-	¥181,494	-
Accrued expenses	877,107	-	902,787	-
Retirement and pension cost	1,107,885	-	1,168,895	-
Allowance for doubtful accounts	68,530	-	69,004	-
Depreciation	299,956	-	458,099	-
Net loss on other investments	172,942	-	162,991	-
Net operating loss carryforwards	636,012	-	459,402	-
Transactions in transit*	-	98,308	-	60,451
Impairment loss on telephone rights	68,405	-	68,632	-
Accrued enterprise tax	139,050	-	189,460	-
Asset retirement obligation	201,441	-	218,675	-
Deferred revenue	363,765	-	302,654	-
Customer relationships	-	957,202	-	841,351
Tax deduction of goodwill	-	805,738	-	760,281
Trademark	-	4,725	-	-
Investments in equity method investees	-	324,528	-	420,121
Investments in funds	89,732	-	95,336	-
Asset retirement cost	-	148,261	-	149,833
Other	336,429	93,374	400,543	147,477
Total	4,520,182	3,654,419	4,677,972	4,749,841
Valuation allowance	(559,567)	-	(433,110)	-

Total	¥3,960,615	¥3,654,419	¥4,244,862	¥4,749,841

*This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company’s fiscal year-end.

As of
March 31, 2017
and
2018,
the valuation allowance for deferred tax assets related principally to operating loss carryforwards at amounts which are not
considered more likely than
not
to be realized. The net changes in the valuation allowance for deferred tax assets were an increase of
¥15,696
thousand, a decrease of
¥68,126
 thousand and a decrease of
¥126,457
thousand for the years ended
March 31, 2016,
2017
and
2018,
respectively.

Undistributed earnings of foreign subsidiaries that are deemed to be permanently invested amounted to
¥839,047
thousand as of
March 31, 2018.
It is
not
practicable to calculate the unrecognized deferred tax liability on such undistributed earnings.

As of
March 31, 2018,
certain subsidiaries
not
subject to consolidation tax filing had tax operating loss carryforwards, which were composed of
¥706,943
thousand in the United States of America and
¥1,180,169
thousand in other countries. These net operating loss carryforwards are available to offset against future taxable income. The net operating loss carryforwards in the United States of America will expire in the period ending from
December 31, 2021
to
2037.
With the exception of
¥251,000
thousand with
no
expiration period, the net operating loss carryforwards in other countries will expire in the period ending from
December 31, 2018
to
2022.

A reconciliation between the amount of reported income taxes and the amount of income taxes computed using the normal statutory rate for each of the three
years in the period ended
March 31, 2018
is as follows:

	Thousands of Yen
	2016	2017	2018
Amount computed by using normal Japanese statutory tax rate	¥2,074,767	¥1,720,410	¥2,485,319
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	93,262	88,633	98,905
Inhabitant tax—per capita	39,538	46,822	38,161
Change in valuation allowance	15,696	(68,126)	(21,173)
Tax effects on investments in equity method investees	48,368	34,549	40,218
Enterprise tax—not based on income	146,883	268,545	257,203
Tax rate change	23,183	7,954	(26,485)
Tax credit	(269,145)	5,000	(164,525)
Other—net	10,979	121,093	(11,784)
Income tax expense as reported	¥2,183,531	¥2,224,880	¥2,695,839

There was
no
unrecognized tax benefit for the years ended
March 31, 2017
and
2018.
The Company does
not
reasonably expect that the unrecognized tax benefit will change significantly within the next twelve
months.

The Company has open tax years subject to examination by major tax jurisdictions from the year ended
March 31, 2017
in Japan and from the year ended
December 31, 2006
in the United States of America.

Tax credit in the year ended
March 31, 2017
included an adjustment of tax credit from the year ended
March 31, 2016
amounting to
¥125,234
thousand.